Stock Incentive Plan - Schedule of Fair Value of Stock Option Awards Granted to Employees (Details) - Stock Options [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	6 months 3 days	6 months 3 days	6 months 3 days	6 months 3 days	6 years 1 month 6 days	6 years 1 month 6 days
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	59.20%	56.40%	59.20%	56.40%	56.40%	54.30%
Risk-free interest rate	0.79%	0.36%	0.42%	0.36%	0.27%	1.62%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	85.50%	59.70%	85.50%	59.70%	60.90%	57.70%
Risk-free interest rate	0.86%	0.41%	0.92%	1.55%	1.55%	2.44%